Debt (Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Long - term debt
Long-term debt	$ 2,326		$ 2,326		$ 2,338		$ 2,354
Analysis of interest expense
Total interest expense	32	33	63	65	128		156		166
Revolving $300 million credit facility [Member]
Long - term debt
Revolving credit facility					0
Analysis of interest expense
Total interest expense					0		4		3
Revolving $500 million credit facitlity [Member]
Long - term debt
Revolving credit facility					0		0
Analysis of interest expense
Total interest expense					1		0		0
Term Loan Facility Repaid [Member]
Analysis of interest expense
Total interest expense					0		14		17
5-year term loan facility expires 2016 [Member]
Long - term debt
Long term debt					274		289
Maturity period of debt instrument					5 years
Analysis of interest expense
Total interest expense					6		0		0
5.625% senior notes due 2015
Long - term debt
Long-term debt	350		350		350		350
Interest rate on debt	5.625%		5.625%		5.625%
Analysis of interest expense
Total interest expense					12		12		14
12.875% senior notes due 2016 [Member]
Long - term debt
Interest rate on debt							12.875%
Analysis of interest expense
Total interest expense					0		15		67
Fair Value adjustment on 5.625% senior notes due 2015 [Member]
Long - term debt
Long-term debt	14		14		18		20
Interest rate on debt	5.625%		5.625%		5.625%
4.125% senior notes due 2016 [Member]
Long - term debt
Long-term debt	299		299		299		299
Interest rate on debt	4.125%		4.125%		4.125%		4.125%
Analysis of interest expense
Total interest expense					13		10		0
6.200% senior notes due 2017 [Member]
Long - term debt
Long-term debt	600		600		600		600
Interest rate on debt	6.20%		6.20%		6.20%
Analysis of interest expense
Total interest expense					38		38		38
7.000% senior notes due 2019 [Member]
Long - term debt
Long-term debt	300		300		300		300
Interest rate on debt	7.00%		7.00%		7.00%
Analysis of interest expense
Total interest expense					21		21		21
5.125% senior notes due 2010 [Member]
Analysis of interest expense
Total interest expense					0		0		3
5.750% senior notes due 2021 [Member]
Long - term debt
Long-term debt	496		496		496		496
Interest rate on debt	5.75%		5.75%		5.75%
Analysis of interest expense
Total interest expense					29		23		0
3-year term loan facility expires 2015 [Member]
Long - term debt
Long term debt	1		1		1		0
Maturity period of debt instrument					3 years
Other [Member]
Analysis of interest expense
Total interest expense					8		19	[1]	3
Term Loan Facility Expires 2016 [Member]
Long - term debt
Long term debt	266		266		274
Fair Value, Measurements, Recurring [Member]
Long - term debt
Debt Instrument, Fair Value Disclosure					18	[2]	20	[2]
Fair Value, Measurements, Recurring [Member] | Level 2
Long - term debt
Debt Instrument, Fair Value Disclosure					$ 18	[2]	$ 20	[2]

[1]	In 2011, Other includes $10 million relating to the write-off of unamortized debt issuance fees.
[2]	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.